Exhibit 99.1

NISSAN AUTO LEASE TRUST 2024-A

Servicer Report

Collection Period Start	1-Mar-26	Distribution Date	15-Apr-26
Collection Period End	31-Mar-26	30/360 Days	30
Beg. of Interest Period	16-Mar-26	Actual/360 Days	30
End of Interest Period	15-Apr-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,560,158,172.56	644,075,046.57	565,847,534.30	0.3626860
Total Securities		1,560,158,172.56	644,075,046.57	565,847,534.30	0.3626860
Class A-1 Notes	5.502000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	5.110000%	262,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	4.172230%	262,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	4.910000%	460,000,000.00	217,916,874.01	139,689,361.74	0.3036725
Class A-4 Notes	4.970000%	75,120,000.00	75,120,000.00	75,120,000.00	1.0000000
Certificates	0.000000%	351,038,172.56	351,038,172.56	351,038,172.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	78,227,512.27	891,643.21	170.0598093	1.9383548
Class A-4 Notes	0.00	311,122.00	0.0000000	4.1416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	78,227,512.27	1,202,765.21

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					6,903,209.54
Monthly Interest					6,352,183.61

Total Monthly Payments					13,255,393.15
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					358,052.46
Aggregate Sales Proceeds Advance					43,256,360.12

Total Advances					43,614,412.58
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					64,228,344.30
Excess Wear and Tear and Excess Mileage					381,876.84
Remaining Payoffs					0.00
Net Insurance Proceeds					1,109,669.64
Residual Value Surplus					5,340,458.20

Total Collections					127,930,154.71

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		37,384,179.00			1,515
Involuntary Repossession		530,818.00			25
Voluntary Repossession		90,602.00			3
Full Termination		12,562,163.00			576
Bankruptcty		—			—
Insurance Payoff			1,084,982.12		48
Customer Payoff				1,093,864.37	43
Grounding Dealer Payoff				14,761,247.01	594
Dealer Purchase				44,501.65	2

Total		50,567,762.00	1,084,982.12	15,899,613.03	2,806

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	27,212	795,187,735.81	7.00000%	644,075,046.57
Total Depreciation Received		(7,485,358.18)		(9,348,082.17)
Principal Amount of Gross Losses	(77)	(2,050,762.33)		(1,690,742.33)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,694)	(50,247,417.73)		(39,219,925.62)
Scheduled Terminations	(1,402)	(34,987,472.04)		(27,968,762.15)

Pool Balance - End of Period	24,039	700,416,725.53		565,847,534.30
Remaining Pool Balance
Lease Payment				54,037,948.91
Residual Value				511,809,585.39

Total				565,847,534.30

III. DISTRIBUTIONS

Total Collections	127,930,154.71
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	127,930,154.71
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,191,289.65
3. Reimbursement of Sales Proceeds Advance	34,138,163.52
4. Servicing Fee:
Servicing Fee Due	536,729.21
Servicing Fee Paid	536,729.21
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	35,866,182.38

NISSAN AUTO LEASE TRUST 2024-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	891,643.21
Class A-3 Notes Monthly Interest Paid	891,643.21
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	311,122.00
Class A-4 Notes Monthly Interest Paid	311,122.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,202,765.21
Total Note and Certificate Monthly Interest Paid	1,202,765.21
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	90,861,207.12
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	78,227,512.27
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	78,227,512.27
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	12,633,694.85

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,240,632.69
Required Reserve Account Amount	7,800,790.86
Beginning Reserve Account Balance	7,800,790.86
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	7,800,790.86
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	12,633,694.85
Gross Reserve Account Balance	20,434,485.71
Remaining Available Collections Released to Seller	12,633,694.85
Total Ending Reserve Account Balance	7,800,790.86

NISSAN AUTO LEASE TRUST 2024-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.37
Monthly Prepayment Speed			126%
Lifetime Prepayment Speed			55%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,945,403.70
Securitization Value of Defaulted Receivables and Casualty Receivables		1,690,742.33	77
Aggregate Defaulted and Casualty Gain (Loss)		254,661.37
Pool Balance at Beginning of Collection Period		644,075,046.57
Net Loss Ratio
Current Collection Period		0.0395%
Preceding Collection Period		0.0205%
Second Preceding Collection Period		0.0006%
Third Preceding Collection Period		-0.0172%
Cumulative Net Losses for all Periods		0.3459%	5,397,315.41

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.82%	5,290,122.22	228
61-90 Days Delinquent	0.23%	1,492,097.20	61
91-120 Days Delinquent	0.07%	449,427.38	20
More than 120 Days	0.03%	179,889.38	9

Total Delinquent Receivables:	1.15%	7,411,536.18	318

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.33%	0.33%
Preceding Collection Period		0.33%	0.35%
Second Preceding Collection Period		0.38%	0.41%
Third Preceding Collection Period		0.37%	0.39%
60 Day Delinquent Receivables		2,121,413.96
Delinquency Percentage		0.33%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		49,946,342.00	2,091
Securitization Value		44,919,443.50	2,091

Aggregate Residual Value Surplus (Loss)		5,026,898.50

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		310,067,169.18	13,548
Cumulative Securitization Value		301,236,003.91	13,548

Cumulative Residual Value Surplus (Loss)		8,831,165.27

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			47,277,502.46
Reimbursement of Outstanding Advance			34,138,163.52
Additional Advances for current period			43,256,360.12

Ending Balance of Residual Advance			56,395,699.06

Beginning Balance of Payment Advance			2,132,772.43
Reimbursement of Outstanding Payment Advance			1,191,289.65
Additional Payment Advances for current period			358,052.46

Ending Balance of Payment Advance			1,299,535.24

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?			NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated January 9, 2024 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (d) of Article 6(3) of the UK Securitization Regulation (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention

Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.